Convertible Loans Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of notes payable

Amount
Balance of notes payable, net on December 31, 2021	$176,703
Issuances of debt	178,000
Cash settlement of debt	(150,000)
Debt discount	(175,025)
Conversions	(50,000)
Amortization of debt discount	93,986
Balance of notes payable, net on December 31, 2022	73,664
Amortization of debt discount	43,157
Balance of convertible loan payables, net of discounts on March 31, 2023 (Unaudited)	116,821
Conversions	(93,000)
Amortization of debt discount	43,637
Balance of convertible loan payables, net of discounts on June 30, 2023 (Unaudited)	67,458
Issuances of debt	153,000
Debt discount	(81,530)
Conversions	(35,000)
Amortization of debt discount	64,610
Balance of convertible loan payables, net of discounts on September 30, 2023 (Unaudited)	$168,538

Amount
Balance of notes payable, net on December 31, 2020	$149,241
Issuances of debt	404,000
Cash settlement of debt	(95,500)
Conversions	(270,000)
Debt discount	(406,500)
Deferred financing costs	(6,663)
Amortization of debt discount	402,125
Balance of notes payable, net on December 31, 2021	$176,703
Issuances of debt	178,000
Cash settlement of debt	(150,000)
Debt discount	(175,025)
Conversions	(50,000)
Amortization of debt discount	93,986
Balance of notes payable, net on December 31, 2022	$73,664

Schedule of change in fair value of derivative liability

Total
Balance as of December 31, 2021	$354,160
Change Due to Issuances	175,026
Change due to exercise / redemptions	(110,507)
Change in fair value	(234,654)
Balance as of December 31, 2022	184,025
Change in fair value	(30,593)
Balance as of March 31, 2023 (Unaudited)	153,432
Change due to exercise / redemptions	(113,806)
Change in fair value	20,484
Balance of derivative liability as of June 30, 2023 (Unaudited)	$60,110
Change Due to Issuances	81,530
Change due to exercise / redemptions	(42,293)
Change in fair value	189,042
Balance of derivative liability as of September 30, 2023 (Unaudited)	$288,389

Total
Balance as of December 31, 2020	$310,641
Change Due to Issuances	746,672
Change due to exercise / redemptions	(1,972,419)
Change in fair value	1,269,266
Balance as of December 31, 2021	$354,160
Change Due to Issuances	175,026
Change due to exercise / redemptions	(110,507)
Change in fair value	(234,654)
Balance as of December 31, 2022	$184,025

Schedule of quantitative information

	September 30, 2023	December 31, 2022
(Unaudited)

Stock price	$0.03 - 0.05	$0.04 - 0.19
Exercise price	$0.02 -0.03	$0.02 - 0.10
Contractual term (in years)	0.49-1.00	0.68 - 1.00
Volatility (annual)	184%-219%	140% - 1,313%
Risk-free rate	5.40%-5.53%	0.51% - 4.73%

	December 31, 2022	December 31, 2021
Stock price	$0.04 – 0.19	$0.16 – 0.45
Exercise price	$0.02 - 0.10	$0.03 - 0.20
Contractual term (in years)	0.68 – 1.00	0.27 - 1
Volatility (annual)	140% – 1,313%	149% – 2,095%
Risk-free rate	0.51% - 4.73%	0.04% - 0.39%

Schedule of financial liabilities measured on recurring basis

	Fair Value measured at September 30, 2023 (Unaudited)
	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs	Fair value at December 31
	(Level 1)	(Level 2)	(Level 3)	2023
Derivative liability	$—	$—	$288,389	$288,389
Total	$—	$—	$288,389	$288,389

	Fair value measured at December 31, 2022
	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs	Fair value at December 31
	(Level 1)	(Level 2)	(Level 3)	2022
Derivative liability	$—	$—	$184,025	$184,025
Total	$—	$—	$184,025	$184,025

	Fair value measured at December 31, 2022
	Quoted	Significant
	prices in	other	Significant
	active markets	observable inputs	unobservable inputs	Fair value December 31,
	(Level 1)	(Level 2)	(Level 3)	2022
Derivative liability	$—	$—	$184,025	$184,025
Total	$—	$—	$184,025	$184,025

	Fair Value measured at December 31, 2021
	Quoted	Significant
	prices in	other	Significant
	active markets	observable inputs	unobservable inputs	Fair value at December 31,
	(Level 1)	(Level 2)	(Level 3)	2021
Derivative liability	$—	$—	$354,160	$354,160
Total	$—	$—	$354,160	$354,160